Reinsurance - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) reinsurer	Dec. 31, 2024 USD ($) segment	Dec. 31, 2024 USD ($) reinsurer	Dec. 31, 2023 USD ($)
Effects of Reinsurance [Line Items]
Number of reinsurers	2	2	2
Reinsurance recoverable, gross of funds held liability		$ 450,200	$ 450,200	$ 467,900
Reinsurance recoverable	$ 272,181	259,454	259,454	276,119
Reinsurance recoverable, credit loss allowance	900	800	800	1,200
Net ceded reinsurance recoverable	459,100	450,200	450,200
Unsecured reinsurance recoverable	$ 34,900	31,100	31,100
Ceded Credit Risk, Unsecured
Effects of Reinsurance [Line Items]
Reinsurance recoverable		$ 31,100	$ 31,100	$ 37,900